Share capital and reserves (Tables)	6 Months Ended
Jun. 30, 2024
Share Capital And Reserves
Schedule of detailed information about share capital

Authorised, allotted and fully paid – classified as equity	As at June 30, 2024 unaudited Number	As at June 30, 2024 unaudited £	As at December 31, 2023 Number	As at December 31, 2023 £
Ordinary shares of £0.001 each	3,626,112,922	3,626,113	1,189,577,722	1,189,578
‘A’ Deferred shares of £1 each	1,000,001	1,000,001	1,000,001	1,000,001
‘B’ Deferred shares of £0.001	4,063,321,418	4,063,321	4,063,321,418	4,063,321
Total		8,689,435		6,252,900

Schedule of ordinary and deferred shares

	Pre-Funded Warrants	Abeyance Shares		Series A Warrants	Series B Warrants	Series C Warrants
Exercise price	£0.0001	£	Nil	$214.40	$214.40	$16.00
As at January 1, 2023	–		–	–	–	–
Issued:			–
Private Placement February 2023	155,461		–	32,327	48,491	–
Registered Direct Offering May 2023	–		–	–	–	415,043
Registered Offering December 2023	1,911,176		–	–	–	–
Adhera Assignment and Exchange Agreement	2,275,050		–	–	–	–
Exercised	(155,461)		–	(32,327)	(48,491)	(415,043)
As at December 31, 2023	4,186,226		–	–	–	–
Exercised	(2,361,865)		–	–	–	–
Lapsed	(163)		–	–	–	–
Warrant inducement May 2024	–		931,585	–	–	–
As at June 30, 2024 (unaudited)	1,824,198		931,585	–	–	–

Schedule of ordinary and deferred shares

2024		Ordinary Shares Number	‘A’ Deferred Shares Number	‘B’ Deferred Shares Number	Share Price £	Total consideration £’000
At January 1, 2024		1,189,577,722	1,000,001	4,063,321,418
February to May 2024	Exercise pre-funded warrants	944,746,000	–	–	0.0040	3,732
February to May 2024	Exercise Series E & F warrants	98,697,600	–	–	0.0043 – 0.0044	427
25 April 2024	Intangible asset (see note 5)	151,265,200	–	–	0.0015	219
22 May 2024	Warrant inducement	1,241,826,400	–	–	0.0030	3,663
At June 30, 2024 (unaudited)		277,971,722	1,000,001	4,063,321,418

2023
At January 1, 2023		5,417,137	1,000,001	–
February 15, 2023	Private Placements*	98,387,275	–	–	0.0505	4,967
May 26, 2023	Registered Direct Offering*	276,697,310	–	–	0.0097	2,690
June 14, 2023	Share sub-division and re-designation			4,063,321,418	n/a	n/a
December 21, 2023	Shares issued to purchase Intangible asset (see note 5)	323,684,800	–	–	0.0040	1,279
December 21, 2023	Registered Offering	485,391,200	–	–	0.0040	1,918
At December 31, 2023		1,189,577,722	1,000,001	4,063,321,418